UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


         Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Coatue Management, LLC
Address:  9 West 57th Street
          New York, New York 10019


13F File Number: 028-06391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Philippe Laffont
Title:   Managing Member
Phone:   (212) 715-5100


Signature, Place and Date of Signing:

/s/Philippe Laffont              New York, NY                May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    57

Form 13F Information Table Value Total:    $4,947,213
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number      Name

1.         028-12788                 Coatue Offshore Master Fund, Ltd.


                                                  FORM 13F INFORMATION TABLE
                                                    COATUE MANAGEMENT, LLC
                                                        March 31, 2012


COLUMN 1                      COLUMN  2        COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                              TITLE                        VALUE     SHRS OR    SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP       (X$1000)  PRN AMT    PRN CALL  DISCRETION  MGRS    SOLE      SHARED  NONE
--------------                ---------        ------      --------- --------   --- ----  ----------- -----   -----     ------- ----
AMAZON COM INC                COM              023135106   160,302      791,574 SH        DEFINED     1          791,574
AMERICAN TOWER CORP NEW       COM              03027X100    98,976    1,570,552 SH        DEFINED     1        1,570,552
AMERICAN TOWER CORP NEW       COM              03027X100     3,169       50,288 SH        SOLE                    50,288
AOL INC                       COM              00184X105     3,594      189,439 SH        DEFINED     1          189,439
AOL INC                       COM              00184X105       119        6,261 SH        SOLE                     6,261
APPLE INC                     COM              037833100   858,920    1,432,607 SH        DEFINED     1        1,432,607
APPLE INC                     COM              037833100    25,213       42,054 SH        SOLE                    42,054
BAIDU INC                     SPON ADR REP A   056752108   103,775      711,909 SH        DEFINED     1          711,909
BLOCK H & R INC               COM              093671105    30,904    1,876,360 SH        DEFINED     1        1,876,360
BROADCOM CORP                 CL A             111320107   160,664    4,088,143 SH        DEFINED     1        4,088,143
BROADCOM CORP                 CL A             111320107     5,170      131,540 SH        SOLE                   131,540
CHECK POINT SOFTWARE TECH LT  ORD              M22465104    57,926      907,362 SH        DEFINED     1          907,362
CHECK POINT SOFTWARE TECH LT  ORD              M22465104     1,863       29,190 SH        SOLE                    29,190
CHIPOTLE MEXICAN GRILL INC    COM              169656105   154,318      369,181 SH        DEFINED     1          369,181
CHIPOTLE MEXICAN GRILL INC    COM              169656105     5,002       11,967 SH        SOLE                    11,967
DIGITAL RIV INC               COM              25388B104     4,624      247,130 SH        DEFINED     1          247,130
DUNKIN BRANDS GROUP INC       COM              265504100   112,668    3,745,600 SH        DEFINED     1        3,745,600
DUNKIN BRANDS GROUP INC       COM              265504100     3,582      119,079 SH        SOLE                   119,079
EQUINIX INC                   COM NEW          29444U502   555,018    3,525,042 SH        DEFINED     1        3,525,042
EQUINIX INC                   COM NEW          29444U502    17,745      112,705 SH        SOLE                   112,705
GOOGLE INC                    CL A             38259P508   467,827      729,566 SH        DEFINED     1          729,566
GOOGLE INC                    CL A             38259P508    14,809       23,094 SH        SOLE                    23,094
GROUPON INC                   COM CL A         399473107       919       50,000 SH        DEFINED     1           50,000
INFORMATICA CORP              COM              45666Q102   158,960    3,004,921 SH        DEFINED     1        3,004,921
INFORMATICA CORP              COM              45666Q102     5,058       95,614 SH        SOLE                    95,614
INTUIT                        COM              461202103   155,742    2,588,803 SH        DEFINED     1        2,588,803
INTUIT                        COM              461202103     5,026       83,549 SH        SOLE                    83,549
INVENSENSE INC                COM              46123D205     2,974      164,300 SH        DEFINED     1          164,300
INVENSENSE INC                COM              46123D205       103        5,700 SH        SOLE                     5,700
LEVEL 3 COMMUNICATIONS INC    COM NEW          52729N308    13,100      509,122 SH        DEFINED     1          509,122
LIBERTY GLOBAL INC            COM SER A        530555101   254,407    5,080,008 SH        DEFINED     1        5,080,008
LIBERTY GLOBAL INC            COM SER A        530555101     8,208      163,906 SH        SOLE                   163,906
LINKEDIN CORP                 COM CL A         53578A108    66,646      653,457 SH        DEFINED     1          653,457
LINKEDIN CORP                 COM CL A         53578A108     2,140       20,987 SH        SOLE                    20,987
LOGITECH INTL S A             SHS              H50430232       178       22,800 SH        DEFINED     1           22,800
MOLYCORP INC DEL              COM              608753109    36,541    1,080,136 SH        DEFINED     1        1,080,136
NETFLIX INC                   COM              64110L106   139,805    1,215,275 SH        DEFINED     1        1,215,275
NETFLIX INC                   COM              64110L106     4,503       39,140 SH        SOLE                    39,140
NII HLDGS INC                 CL B NEW         62913F201    30,598    1,671,100     CALL  DEFINED     1        1,671,100
NII HLDGS INC                 CL B NEW         62913F201     1,064       58,100     CALL  SOLE                    58,100
NOKIA CORP                    SPONSORED ADR    654902204       375       68,300     CALL  DEFINED     1           68,300
NOKIA CORP                    SPONSORED ADR    654902204        11        2,000     CALL  SOLE                     2,000
NUTRI SYS INC NEW             COM              67069D108     3,435      305,875 SH        DEFINED     1          305,875
PENNEY J C INC                COM              708160106    42,459    1,198,390 SH        DEFINED     1        1,198,390
PENNEY J C INC                COM              708160106     1,371       38,693 SH        SOLE                    38,693
PRICELINE COM INC             COM NEW          741503403   308,400      429,826 SH        DEFINED     1          429,826
PRICELINE COM INC             COM NEW          741503403     9,943       13,858 SH        SOLE                    13,858
QUALCOMM INC                  COM              747525103   288,079    4,232,716 SH        DEFINED     1        4,232,716
QUALCOMM INC                  COM              747525103     9,335      137,163 SH        SOLE                   137,163
RED HAT INC                   COM              756577102    31,494      525,872 SH        DEFINED     1          525,872
RED HAT INC                   COM              756577102     1,105       18,456 SH        SOLE                    18,456
RESEARCH IN MOTION LTD        COM              760975102    37,541    2,553,791 SH        DEFINED     1        2,553,791
SIRIUS XM RADIO INC           COM              82967N108   129,408   56,020,655 SH        DEFINED     1       56,020,655
SIRIUS XM RADIO INC           COM              82967N108     4,179    1,809,138 SH        SOLE                 1,809,138
STEC INC                      COM              784774101     2,725      288,641 SH        DEFINED     1          288,641
VIRGIN MEDIA INC              COM              92769L101   334,416   13,387,330 SH        DEFINED     1       13,387,330
VIRGIN MEDIA INC              COM              92769L101    10,777      431,409 SH        SOLE                   431,409



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